Fair Value Measurements (Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Aggregate loan fair value		¥ 85,724		¥ 97,694
Other assets		1,515		2,586
Policy liabilities and Policy Account Balances		142,700		136,257
Reinsurance recoverables
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		1,515		2,586
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances		142,700		136,257
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Aggregate loan fair value	[1]	85,724		97,694
Other assets		1,515		2,586
Policy liabilities and Policy Account Balances		142,700		136,257
Fair Value, Measurements, Recurring | Reinsurance recoverables
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[2]	1,515		2,586
Fair Value, Measurements, Recurring | Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[3]	142,700		136,257
Fair Value, Measurements, Recurring | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gain (loss) from change in fair value		(1,077)	¥ 451
Gains (losses) from changes in instrument-specific credit risk		0	0
Aggregate unpaid loan principal balance		85,865		98,135
Aggregate loan fair value		85,724		97,694
Amount by which aggregate fair value of loan was less than aggregate unpaid loan principal balance		141		441
Fair Value, Measurements, Recurring | Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gain (loss) from change in fair value		90	41
Fair Value, Measurements, Recurring | Japanese and foreign government bond securities | Fair value option
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Amounts aggregate fair value elected fair value option		5,335		5,379
Fair Value, Measurements, Recurring | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gain (loss) from change in fair value		365	415
Fair Value, Measurements, Recurring | Corporate debt securities | Fair value option
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Amounts aggregate fair value elected fair value option		11,676		10,679
Fair Value, Measurements, Recurring | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gain (loss) from change in fair value		1,206	¥ 1,799
Fair Value, Measurements, Recurring | Equity securities | Fair value option
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Amounts aggregate fair value elected fair value option		24,488		24,960
Amounts investment funds measured at net asset value per share are not included in above tables		140,587		118,666
Fair Value, Measurements, Recurring | 90 Days or More Past Due | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Aggregate unpaid loan principal balance		11,635		17,098
Aggregate loan fair value		11,192		16,346
Amount by which aggregate fair value of loan was less than aggregate unpaid loan principal balance		¥ 443		¥ 752

[1]	A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and institutional investors. Included in “Other (income) and expense” in the consolidated statements of income were a gain of ¥451 million and a loss of ¥1,077 million from the change in the fair value of the loans for the six months ended September 30, 2024 and 2025, respectively. No gains or losses were recognized in earnings during the six months ended September 30, 2024 and 2025 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2025, were ¥98,135 million and ¥97,694 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥441 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of September 30, 2025, were ¥85,865 million and ¥85,724 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥141 million. The amounts of aggregate unpaid principal balance and aggregate fair value of loans that are 90 days or more past due or, in non-accrual status as of March 31, 2025, were ¥17,098 million and ¥16,346 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥752 million. The amounts of aggregate unpaid principal balance and aggregate fair value of loans that are 90 days or more past due or, in non-accrual status as of September 30, 2025, were ¥11,635 million and ¥11,192 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥443 million.
[2]	Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥2,586 million and ¥1,515 million as of March 31, 2025 and September 30, 2025, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings during the six months ended September 30, 2024 and 2025, see Note 17 “Income and Expenses Relating to Life Insurance Operations.”
[3]	Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥136,257 million and ¥142,700 million as of March 31, 2025 and September 30, 2025, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings during the six months ended September 30, 2024 and 2025, see Note 17 “Income and Expenses Relating to Life Insurance Operations.”